Note 7 - Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Note 7 - Transactions with Related Parties (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Management Fees –Related Parties (Note 7)
Central Mare Inc	5,575	2,345	1,351
International Shipmanagement Inc	155	-	-
Total	5,730	2,345	1,351
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	10	-	-
TMS Tankers	384	-	-
Heidmar Inc	45	-	-
Total	439	-	-

Central Mare [Member]
Note 7 - Transactions with Related Parties (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
Management Fees	$5,575	$2,345	$505	Management fees related party - Statement of comprehensive income/ (loss)
Executive officers and other personnel expenses	$5,405	$2,349	$1,760	General and administrative expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$184	$29	-	Vessel operating expenses - Statement of comprehensive income/ (loss)
Commission for sale of vessels	$39	-	$260	(Gain)/loss on sale of vessels - Statement of comprehensive income/ (loss)
Commission on charter hire agreements	$1,216	$275	$150	Voyage expenses - Statement of comprehensive income/ (loss)
Management agreement termination fees	$672	-	$846	Management fees related party - Statement of comprehensive income/ (loss)
Total	$13,901	$4,998	$3,521